Financial instruments - Effective Portion of Changes in Fair Value of Derivatives (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Change in the fair value of derivative financial instruments	$ (22,616)	$ 7,283
Reclassified to net earnings	13,028	(29,410)
(Loss) income included in OCI	(9,588)	(4,802)
Income tax relating to cash flow hedges included in other comprehensive income	0	1,800
Discontinued operations
Statement Line Items [Line Items]
Reclassified to net earnings	$ 0	$ 17,325